Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Calculations of Basic and Diluted Earnings Per Common Share

(dollars in thousands, except per share data)	2024	2023	2022
Net income available to common shareholders	$18,256	$956	$20,751
Weighted average common shares outstanding	7,000,480	7,039,323	7,063,054
Effect of dilutive equity-based awards	—	—	—
Weighted average dilutive common shares outstanding	7,000,480	7,039,323	7,063,054
Basic earnings per share	$2.61	$0.14	$2.94
Diluted earnings per share	$2.61	$0.14	$2.94